Deferred Tax as Restated - Schedule of Deferred Tax Assets and Liabilities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Deferred Tax Assets And Liabilities [Abstract]
Net deferred tax liabilities recognised in the consolidated statement of financial position	$ 4,241